Average Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2025 Fund	Sep. 29, 2023
Fidelity Simplicity RMD 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.46%)
Since Inception	3.30%
Fidelity Simplicity RMD 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.72%)
Since Inception	1.83%
Fidelity Simplicity RMD 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.25%)
Since Inception	2.28%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	10.60%	[1]
IXXRW
Average Annual Return:
Past 1 year	(16.39%)
Since Inception	2.79%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(2.43%)	[1]

[1]	AFrom August 16, 2019.